BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated August 7, 2024 to the Summary Prospectus, Prospectus and Statement of
Additional Information of the Fund, each dated August 28, 2023, as supplemented to date
Effective August 7, 2024, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The section of the Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” and “Fund Overview — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” is hereby deleted in its entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (mining) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.
The section of the Summary Prospectus and Prospectus entitled “Purchase and Sale of Fund Shares” and “Fund Overview — Purchase and Sale of Fund Shares” is hereby amended to delete the second paragraph in its entirety and replace it with the following:
Shares are only available for purchase by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS.
The section of the Prospectus entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” is hereby deleted in its entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (mining) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.
The section of the Prospectus entitled “Account Information — Details About the Share Class” is hereby amended to delete the first row in the “Institutional Shares at a Glance” table in its entirety and replace it with the following:

Availability	Available only to Circle Internet Financial, LLC and Circle Internet Financial Europe SAS
The section of the Prospectus entitled “Account Information — How to Buy and Sell Shares” is hereby amended to delete the first paragraph in its entirety and replace it with the following:

Shares are only available for purchase by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS.
The section of the Statement of Additional Information entitled “Part II — Management and Other Service Arrangements — Disclosure of Portfolio Holdings” is hereby amended to delete the footnote designated “****” to the Money Market Funds table in its entirety and replace it with the following:
**** Circle Reserve Fund Exception: Information on portfolio holdings and certain portfolio characteristics of the Circle Reserve Fund may be made available to the shareholders of the Fund, upon request, on a more frequent basis as may be deemed appropriate by BlackRock from time‑to‑time.
The section of the Statement of Additional Information entitled “Part II — Purchase of Shares — Purchase of Shares of Circle Reserve — Institutional Shares — Purchase of Shares” is hereby amended to delete the first paragraph in its entirety and replace it with the following:
Circle Reserve offers Institutional Shares as described in the Fund’s Prospectus. The minimum investment for the initial purchase of shares is $2 billion. Shares are only available for purchase by Circle Internet Financial, LLC and Circle Internet Financial Europe SAS.
Shareholders should retain this Supplement for future reference.
PR2SAI‑CR‑0824SUP